AB Growth Fund

Portfolio of Investments

April 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.0%
Information Technology - 21.6%
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	82,560	$25,782,662

Electronic Equipment, Instruments & Components - 2.3%
Cognex Corp.	170,230	8,584,699
IPG Photonics Corp. (a)	52,770	9,220,502
Novanta, Inc. (a)	91,700	7,979,734

		25,784,935

IT Services - 7.3%
Euronet Worldwide, Inc. (a)	61,230	9,177,764
PayPal Holdings, Inc. (a)	249,470	28,132,732
Visa, Inc.-Class A (b)	272,918	44,875,907

		82,186,403

Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV ADR (b)	69,810	14,577,724
Semtech Corp. (a)	126,640	6,822,097
Xilinx, Inc.	161,762	19,434,087

		40,833,908

Software - 6.0%
Adobe, Inc. (a)	78,570	22,726,372
Aspen Technology, Inc. (a)	81,100	9,886,901
Elastic NV (a)(b)	1,725	147,574
Fair Isaac Corp. (a)	44,630	12,485,243
HubSpot, Inc. (a)	41,200	7,600,988
Paycom Software, Inc. (a)	42,770	8,662,208
Trade Desk, Inc. (The)-Class A (a)(b)	20,900	4,628,932
Zoom Video Communications, Inc. (a)	14,581	1,056,685

		67,194,903

		241,782,811

Consumer Discretionary - 19.8%
Diversified Consumer Services - 2.9%
Bright Horizons Family Solutions, Inc. (a)	135,970	17,424,555
Grand Canyon Education, Inc. (a)	133,300	15,448,137

		32,872,692

Hotels, Restaurants & Leisure - 1.1%
Planet Fitness, Inc. (a)	156,600	11,854,620

Internet & Direct Marketing Retail - 3.5%
Booking Holdings, Inc. (a)	20,805	38,593,067

Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	81,820	9,104,930

Specialty Retail - 8.5%
Burlington Stores, Inc. (a)	47,650	8,048,562
Five Below, Inc. (a)	66,570	9,745,182

Company	Shares	U.S. $ Value
Home Depot, Inc. (The)	159,080	$32,404,596
National Vision Holdings, Inc. (a)	321,405	8,677,935
TJX Cos., Inc. (The)	307,660	16,884,381
Ulta Salon Cosmetics & Fragrance, Inc. (a)	54,540	19,033,369

		94,794,025

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc.-Class B	387,430	34,027,977

		221,247,311

Communication Services - 15.0%
Entertainment - 3.2%
Electronic Arts, Inc. (a)	230,080	21,777,072
Take-Two Interactive Software, Inc. (a)(b)	147,070	14,240,788

		36,017,860

Interactive Media & Services - 11.8%
Alphabet, Inc.-Class C (a)	72,056	85,637,115
Facebook, Inc.-Class A (a)	238,240	46,075,616

		131,712,731

		167,730,591

Health Care - 14.0%
Biotechnology - 2.5%
Regeneron Pharmaceuticals, Inc. (a)	40,070	13,749,620
Vertex Pharmaceuticals, Inc. (a)	80,310	13,570,784

		27,320,404

Health Care Equipment & Supplies - 5.4%
Edwards Lifesciences Corp. (a)	114,830	20,218,118
Intuitive Surgical, Inc. (a)	50,783	25,931,323
Stryker Corp.	77,780	14,693,420

		60,842,861

Health Care Providers & Services - 3.3%
Centene Corp. (a)	178,750	9,216,350
UnitedHealth Group, Inc.	117,080	27,287,836

		36,504,186

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	28,020	8,742,240

Pharmaceuticals - 2.0%
Zoetis, Inc.	222,350	22,644,124

		156,053,815

Industrials - 9.8%
Building Products - 3.7%
Allegion PLC	158,160	15,694,217
AO Smith Corp.	232,990	12,248,284
Trex Co., Inc. (a)(b)	195,620	13,550,597

		41,493,098

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	250,040	$16,832,693

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	57,550	10,399,860

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	37,290	13,413,213

Machinery - 0.9%
IDEX Corp.	60,550	9,485,763

Road & Rail - 1.0%
Saia, Inc. (a)	176,040	11,335,216

Trading Companies & Distributors - 0.6%
Fastenal Co.	84,270	5,945,249

		108,905,092

Consumer Staples - 8.7%
Beverages - 5.9%
Constellation Brands, Inc.-Class A	117,810	24,936,842
Monster Beverage Corp. (a)	696,458	41,508,897

		66,445,739

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	126,420	31,039,903

		97,485,642

Materials - 2.5%
Chemicals - 2.5%
Sherwin-Williams Co. (The)	61,010	27,749,178

Financials - 0.6%
Capital Markets - 0.6%
MarketAxess Holdings, Inc.	24,130	6,716,102

Total Common Stocks (cost $703,378,443)		1,027,670,542

SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(d)(e) (cost $87,544,474)	87,544,474	87,544,474

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $790,922,917)		1,115,215,016

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(d)(e) (cost $150,506)	150,506	150,506

U.S. $ Value
Total Investments - 99.8% (cost $791,073,423) (f)	$1,115,365,522
Other assets less liabilities - 0.2%	2,288,437

Net Assets - 100.0%	$1,117,653,959

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $330,183,613 and gross unrealized depreciation of investments was $(5,891,514), resulting in net unrealized appreciation of $324,292,099.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Growth Fund

April 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,027,670,542		$	– 0	–	$	– 0	–	$1,027,670,542
Short-Term Investments	87,544,474			– 0	–		– 0	–	87,544,474
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	150,506			– 0	–		– 0	–	150,506

Total Investments in Securities	1,115,365,522			– 0	–		– 0	–	1,115,365,522
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,115,365,522		$	– 0	–	$	– 0	–	$1,115,365,522

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2019 is as follows:

Fund	Market Value 7/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$76,140		$272,457	$261,053	$87,544	$1,119
Government Money Market Portfolio*	– 0	–	2,936	2,785	151	2

Total	$76,140		$275,393	$263,838	$87,695	$1,121

*	Investments of cash collateral for securities lending transactions.